Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Pursuant to the amendments to Section 14(i) of the Exchange Act, Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, this section provides information regarding the relationship of compensation paid to our Named Executive Officers (“NEOs”) relative to our financial performance.

The following table summarizes compensation values reported in the Summary Compensation Table for our principal executive officer (“PEO”) and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2023, 2022, 2021, and 2020:

			Average	Average
	Summary		Summary	Compensation	Value of Initial Fixed $100
	Compensation	Compensation	Compensation	Actually Paid	Investment Based On:		Net	Adjusted
	Table Total for	Actually Paid to	Table Total for	to Non-PEO		Peer Group	Income	EBITDA
Year	PEO(1)	PEO(1)(2)	Non-PEO NEOs(1)	NEOs(1)(2)	TSR	TSR(3)	($MM)	($MM)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$11,315,877	$18,875,272	$3,493,256	$5,631,627	$273	$243	$372	$989
2022	$10,534,511	$14,034,979	$3,006,598	$3,882,778	$217	$244	$326	$884
2021	$5,388,890	$7,829,324	$1,314,614	$1,844,273	$178	$161	$332	$876
2020	$2,691,539	$3,247,352	$2,265,108	$2,407,498	$128	$76	$(123)	$850

(1)	The PEO reflected in columns (b) and (c) represents Paul M. Rady. The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals by year:
a.	2023: Michael N. Kennedy, Yvette K. Schultz and Brendan E. Krueger.
b.	2022: Michael N. Kennedy, W. Patrick Ash, Yvette K. Schultz and Brendan E. Krueger.
c.	2021: Brendan E. Krueger, Alvyn A. Schopp, Michael N. Kennedy, W. Patrick Ash and Glen C. Warren, Jr.
d.	2020: Glen C. Warren, Jr., Alvyn A. Schopp, Michael N. Kennedy and W. Patrick Ash.

(2)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in 2023. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2023
	Paul Rady	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$11,315,877	$3,493,256
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(9,999,984)	$(3,008,321)
Year-end fair value of unvested awards granted in the current year	$14,803,844	$4,453,475
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$2,075,860	$470,657
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(76,777)	$(912)
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$756,452	$223,472
Total Adjustments for Equity Awards	$7,559,395	$2,138,371
Compensation Actually Paid (as calculated)	$18,875,272	$5,631,627

(3)	The peer group disclosed is the group of companies whose executive compensation we consider when determining our NEO’s compensation as described in “Compensation Discussion and Analysis—Implementing Our Compensation Program Objectives—Competitive Peer Analysis”. For 2023, the peer group was comprised of APA Corp., Coterra Energy Inc., Continental Resources, Inc., Devon Energy Corporation, Diamondback Energy Inc., EQT Corporation, Marathon Oil Corporation, Ovintiv Inc., Range Resources Corporation and Southwestern Energy Company. The 2023 peer group removed CNX Resources Corporation and added Marathon Oil Corporation when compared to the 2022 peer group. The value of the initial $100 fixed investment of the 2022 peer group’s TSR for the 2023 year would have been $248 rather than the $243 disclosed in this column in 2023 for the 2023 peer group.

(4)	A description of Adjusted EBITDA can be found on page 43 of this Proxy Statement.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(1)	The PEO reflected in columns (b) and (c) represents Paul M. Rady. The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals by year:
a.	2023: Michael N. Kennedy, Yvette K. Schultz and Brendan E. Krueger.
b.	2022: Michael N. Kennedy, W. Patrick Ash, Yvette K. Schultz and Brendan E. Krueger.
c.	2021: Brendan E. Krueger, Alvyn A. Schopp, Michael N. Kennedy, W. Patrick Ash and Glen C. Warren, Jr.
d.	2020: Glen C. Warren, Jr., Alvyn A. Schopp, Michael N. Kennedy and W. Patrick Ash.

Peer Group Issuers, Footnote [Text Block]

(3)	The peer group disclosed is the group of companies whose executive compensation we consider when determining our NEO’s compensation as described in “Compensation Discussion and Analysis—Implementing Our Compensation Program Objectives—Competitive Peer Analysis”. For 2023, the peer group was comprised of APA Corp., Coterra Energy Inc., Continental Resources, Inc., Devon Energy Corporation, Diamondback Energy Inc., EQT Corporation, Marathon Oil Corporation, Ovintiv Inc., Range Resources Corporation and Southwestern Energy Company. The 2023 peer group removed CNX Resources Corporation and added Marathon Oil Corporation when compared to the 2022 peer group. The value of the initial $100 fixed investment of the 2022 peer group’s TSR for the 2023 year would have been $248 rather than the $243 disclosed in this column in 2023 for the 2023 peer group.

PEO Total Compensation Amount	[1]	$ 11,315,877	$ 10,534,511	$ 5,388,890	$ 2,691,539
PEO Actually Paid Compensation Amount	[1],[2]	$ 18,875,272	14,034,979	7,829,324	3,247,352
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in 2023. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2023
	Paul Rady	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$11,315,877	$3,493,256
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(9,999,984)	$(3,008,321)
Year-end fair value of unvested awards granted in the current year	$14,803,844	$4,453,475
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$2,075,860	$470,657
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(76,777)	$(912)
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$756,452	$223,472
Total Adjustments for Equity Awards	$7,559,395	$2,138,371
Compensation Actually Paid (as calculated)	$18,875,272	$5,631,627

Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,493,256	3,006,598	1,314,614	2,265,108
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 5,631,627	3,882,778	1,844,273	2,407,498
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in 2023. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2023
	Paul Rady	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$11,315,877	$3,493,256
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	$(9,999,984)	$(3,008,321)
Year-end fair value of unvested awards granted in the current year	$14,803,844	$4,453,475
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$2,075,860	$470,657
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(76,777)	$(912)
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$756,452	$223,472
Total Adjustments for Equity Awards	$7,559,395	$2,138,371
Compensation Actually Paid (as calculated)	$18,875,272	$5,631,627

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		CAP and Cumulative TSR/Cumulative Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]		CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]		CAP and Adjusted EBITDA
Total Shareholder Return Vs Peer Group [Text Block]		CAP and Cumulative TSR/Cumulative Peer Group TSR
Tabular List [Table Text Block]

Disclosure of Most Important Performance Measures for Fiscal Year 2023

The measures listed below represent the most important financial performance measures that we used to determine CAP for fiscal year 2023.

Most Important Performance Measures
Adjusted EBITDA
Free Cash Flow after Dividends
Net Debt/EBITDA
Return on Invested Capital (ROIC)
TSR

Total Shareholder Return Amount		$ 273	217	178	128
Peer Group Total Shareholder Return Amount	[3]	243	244	161	76
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ 372,000,000	$ 326,000,000	$ 332,000,000	$ (123,000,000)
Company Selected Measure Amount	[4]	989,000,000	884,000,000	876,000,000	850,000,000
PEO Name		Paul M. Rady	Paul M. Rady	Paul M. Rady	Paul M. Rady
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow after Dividends
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Net Debt/EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital (ROIC)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		TSR
PEO [Member] | Grant date values in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (9,999,984)
PEO [Member] | Year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,803,844
PEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,075,860
PEO [Member] | Fair values at vest date for awards granted and vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(76,777)
PEO [Member] | Forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Dividends or dividend equivalents not otherwise included in the total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		756,452
PEO [Member] | Total Adjustments for Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,559,395
Non-PEO NEO [Member] | Grant date values in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,008,321)
Non-PEO NEO [Member] | Year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,453,475
Non-PEO NEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		470,657
Non-PEO NEO [Member] | Fair values at vest date for awards granted and vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(912)
Non-PEO NEO [Member] | Forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Dividends or dividend equivalents not otherwise included in the total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		223,472
Non-PEO NEO [Member] | Total Adjustments for Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 2,138,371

[1]	The PEO reflected in columns (b) and (c) represents Paul M. Rady. The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals by year:
[2]	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in 2023. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.
[3]	The peer group disclosed is the group of companies whose executive compensation we consider when determining our NEO’s compensation as described in “Compensation Discussion and Analysis—Implementing Our Compensation Program Objectives—Competitive Peer Analysis”. For 2023, the peer group was comprised of APA Corp., Coterra Energy Inc., Continental Resources, Inc., Devon Energy Corporation, Diamondback Energy Inc., EQT Corporation, Marathon Oil Corporation, Ovintiv Inc., Range Resources Corporation and Southwestern Energy Company. The 2023 peer group removed CNX Resources Corporation and added Marathon Oil Corporation when compared to the 2022 peer group. The value of the initial $100 fixed investment of the 2022 peer group’s TSR for the 2023 year would have been $248 rather than the $243 disclosed in this column in 2023 for the 2023 peer group.
[4]	A description of Adjusted EBITDA can be found on page 43 of this Proxy Statement.